SCHEDULE OF BORROWINGS (Details) - AUD ($)	Jun. 30, 2024	Jun. 30, 2023
Notes and other explanatory information [abstract]
R&D loan	$ 601,000
Insurance premium funding	42,546
Total current borrowings	$ 643,546